UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 814-00746

MAIN STREET CAPITAL CORPORATION

(Name of Registrant)

1300 Post Oak Boulevard, 8th Floor

Houston, Texas 77056
(Address of Principal Executive Office)

The undersigned hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)                                 Title of the class of securities of Main Street Capital Corporation (the “Company”) to be redeemed:

6.125% Notes due 2023 (CUSIP: 56035L302; NYSE: MSCA) (the “Notes”).

(2)                                 Date on which the securities are to be redeemed:

The Notes will be redeemed on April 1, 2018 (the “Redemption Date”).

(3)                                 Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to (i) Section 1104 of the Company’s Indenture governing the Notes, dated as of April 2, 2013 (the “Base Indenture”), between the Company and The Bank of New York Mellon Trust Company, N.A., as trustee (the “Trustee”), and (ii) Section 1.01(h) of the First Supplemental Indenture, dated as of April 2, 2013, between the Company and the Trustee (the “First Supplemental Indenture”).

(4)                                 The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem all of the outstanding Notes ($90,655,275 aggregate principal amount) pursuant to the terms of the Base Indenture and the First Supplemental Indenture.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 1st day of March, 2018.

Main Street Capital Corporation

By:	/s/ Jason B. Beauvais
	Name:	Jason B. Beauvais
	Title:	General Counsel